Derivatives and hedge accounting - Net investment hedge accounting - impact on statement of profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [table]
Change in value used for calculating hedge in effectiveness for the period	€ 72	€ (122)
Carrying amount net investment hedge reserve at the end of the reporting period	330	553
Hedged item affected statement of profit or loss		(11)
Change in value of hedging instrument recognised in OCI	(72)	121
Hedge ineffectiveness recognised in the statement of profit or loss	(1)	1
Discontinued hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [table]
Carrying amount net investment hedge reserve at the end of the reporting period, Discontinued hedges	€ (59)	€ (210)